Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (the “PEO”) and our other named executive officers (the “Other NEOs”) as presented in the “Summary Compensation Table” on page 41 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance
rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 29.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on:		Net Income
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	$7,479,898	$3,498,740	$4,044,309	$1,084,615	$201	$111	$515,837
2021	$20,682,838	$15,032,868	$5,685,910	$6,198,242	$333	$125	$528,584
2020	$994,883	$34,542,658	$1,431,729	$6,929,113	$213	$126	($298,665)

(1)
Our PEO was George Scangos, Ph.D. for all years in the table. Our Other NEOs were Howard Horn (all years), Johanna Friedl-Naderer (2022), Phillip Pang, M.D., PhD. (2022 and 2021), Ann (Aine) Hanly (2022 and 2021), Herbert (Skip) Virgin, M.D., Ph.D. (all years), Steven Rice (2020) and Michael Kamarck, Ph.D. (2020).

(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2022		2021		2020
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$7,479,898	$4,044,309	$20,682,838	$5,685,910	$994,883	$1,431,729

Adjustments for defined benefit and actuarial pension plans
(Subtract): Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year	$0	($21,313)	$0	$0	$0	$0
Add: Service cost for the covered fiscal year	$0	$21,313	$0	$0	$0	$0
Add: Prior service cost for the covered fiscal year	$0	$0	$0	$0	$0	$0
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	($6,533,615)	($3,084,990)	($19,609,038)	($4,797,096)	$0	($609,106)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$7,210,713	$2,063,502	$11,767,256	$3,122,814	$0	$523,892

Adjustments	2022		2021		2020
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	($3,267,648)	($659,365)	$0	$704,842	$1,653,881	$2,590,493
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$0	$0	$0	$0	$0	$0
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	($1,390,609)	($738,105)	$2,191,812	$1,481,773	$31,893,895	$2,992,106
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$0	($540,735)	$0	$0	$0	$0
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	N/A	N/A	N/A	N/A	N/A	N/A
CAP Amounts (as calculated)	$3,498,740	$1,084,615	$15,032,868	$6,198,242	$34,542,658	$6,929,113

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

(3)	The peer group is Nasdaq Biotechnology Index.

Named Executive Officers, Footnote [Text Block]	Our PEO was George Scangos, Ph.D. for all years in the table. Our Other NEOs were Howard Horn (all years), Johanna Friedl-Naderer (2022), Phillip Pang, M.D., PhD. (2022 and 2021), Ann (Aine) Hanly (2022 and 2021), Herbert (Skip) Virgin, M.D., Ph.D. (all years), Steven Rice (2020) and Michael Kamarck, Ph.D. (2020).
Peer Group Issuers, Footnote [Text Block]	The peer group is Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 7,479,898	$ 20,682,838	$ 994,883
PEO Actually Paid Compensation Amount	$ 3,498,740	15,032,868	34,542,658
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2022		2021		2020
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$7,479,898	$4,044,309	$20,682,838	$5,685,910	$994,883	$1,431,729

Adjustments for defined benefit and actuarial pension plans
(Subtract): Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year	$0	($21,313)	$0	$0	$0	$0
Add: Service cost for the covered fiscal year	$0	$21,313	$0	$0	$0	$0
Add: Prior service cost for the covered fiscal year	$0	$0	$0	$0	$0	$0
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	($6,533,615)	($3,084,990)	($19,609,038)	($4,797,096)	$0	($609,106)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$7,210,713	$2,063,502	$11,767,256	$3,122,814	$0	$523,892

Adjustments	2022		2021		2020
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	($3,267,648)	($659,365)	$0	$704,842	$1,653,881	$2,590,493
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$0	$0	$0	$0	$0	$0
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	($1,390,609)	($738,105)	$2,191,812	$1,481,773	$31,893,895	$2,992,106
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$0	($540,735)	$0	$0	$0	$0
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	N/A	N/A	N/A	N/A	N/A	N/A
CAP Amounts (as calculated)	$3,498,740	$1,084,615	$15,032,868	$6,198,242	$34,542,658	$6,929,113

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 4,044,309	5,685,910	1,431,729
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,084,615	6,198,242	6,929,113
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2022		2021		2020
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$7,479,898	$4,044,309	$20,682,838	$5,685,910	$994,883	$1,431,729

Adjustments for defined benefit and actuarial pension plans
(Subtract): Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year	$0	($21,313)	$0	$0	$0	$0
Add: Service cost for the covered fiscal year	$0	$21,313	$0	$0	$0	$0
Add: Prior service cost for the covered fiscal year	$0	$0	$0	$0	$0	$0
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	($6,533,615)	($3,084,990)	($19,609,038)	($4,797,096)	$0	($609,106)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$7,210,713	$2,063,502	$11,767,256	$3,122,814	$0	$523,892

Adjustments	2022		2021		2020
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	($3,267,648)	($659,365)	$0	$704,842	$1,653,881	$2,590,493
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$0	$0	$0	$0	$0	$0
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	($1,390,609)	($738,105)	$2,191,812	$1,481,773	$31,893,895	$2,992,106
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$0	($540,735)	$0	$0	$0	$0
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	N/A	N/A	N/A	N/A	N/A	N/A
CAP Amounts (as calculated)	$3,498,740	$1,084,615	$15,032,868	$6,198,242	$34,542,658	$6,929,113

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Total Shareholder Return Vs Peer Group [Text Block]	TSR versus Peer Group TSR
Total Shareholder Return Amount	$ 201	333	213
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ 515,837	528,584	(298,665)
PEO Name	George Scangos
PEO [Member] | Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
PEO [Member] | Service cost for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior service cost for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,533,615)	(19,609,038)	0
PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,210,713	11,767,256	0
PEO [Member] | Yearoveryear change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,267,648)	0	1,653,881
PEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal yea [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,390,609)	2,191,812	31,893,895
PEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,313	0	0
Non-PEO NEO [Member] | Service cost for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,313	0	0
Non-PEO NEO [Member] | Prior service cost for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,084,990)	(4,797,096)	(609,106)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,063,502	3,122,814	523,892
Non-PEO NEO [Member] | Yearoveryear change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(659,365)	704,842	2,590,493
Non-PEO NEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal yea [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(738,105)	1,481,773	2,992,106
Non-PEO NEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (540,735)	$ 0	$ 0